SHARE OPTION PLAN (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Number of options exercised (shares)	0
Unrecognized compensation costs related to non-vested options granted	$ 0.6	$ 0.5
Ship Finance International Limited Share Option Scheme [Member]
Credit to additional paid-in capital	$ 0.2
Employee Stock Option [Member]
Number of options awarded (shares)	83,000
Initial strike price (usd per share)	$ 14.67
New Options Granted During The Year [Member]
Term of options	5 years
Vesting period	3 years